Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 11,866	$ 33,895
Short-term and restricted bank deposits	29,842	0
Trade receivables	3,700	9,332
Inventories	2,846	1,963
Other receivables	1,441	650
Total current assets	49,695	45,840
LONG-TERM ASSETS:
Other receivables	233	180
Long-term restricted bank deposits	440	184
Property, plant and equipment, net	9,228	2,366
Right-of-use assets, net	6,698	1,215
Intangible assets, net	165	231
Total non-current assets	16,764	4,176
Total assets	66,459	50,016
Current liabilities [abstract]
Current maturities of long-term liabilities	1,410	2,242
Trade payables and accrued expenses	5,528	5,656
Other payables	3,891	4,159
Total current liabilities	10,829	12,057
Non-current liabilities [abstract]
Warrants, net	7,296	15,606
Liabilities in respect of IIA grants	7,677	7,445
Liabilities in respect of TEVA	2,256	2,788
Non-current lease liabilities	6,350	846
Severance pay liability, net	456	360
Total non-current liabilities	24,035	27,045
Total liabilities	34,864	39,102
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.07 par value: Authorized 20,000,000 shares as of December 31, 2023 and 12,857,143 shares as of December 31, 2022; Issued and Outstanding 9,221,764 shares as of December 31, 2023 and 7,240,020 shares as of December 31, 2022	184	143
Share premium	206,251	178,882
Foreign currency translation reserve	(18)	(5)
Accumulated deficit	(174,822)	(168,106)
Total equity	31,595	10,914
Total liabilities and equity	$ 66,459	$ 50,016